Revenue information	12 Months Ended
Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Revenue information	Contract liabilities
Contract liabilities consisted of the following:

	As of December 31,
	2022	2023
	RMB	RMB
Current liabilities – third parties	4,706	621
Current liabilities – related parties	316,667	207,017
Non-current liabilities – third parties	70	2
Non-current liabilities – related parties	282,080	133,993
Contract liabilities, current and non-current	603,523	341,633
Contract liabilities primarily relate to upfront non-refundable payments from the Group’s customers for the purchase of connectivity services and automotive computing platform products in advance of transfer of control of the products and services under the contract. Amounts that are expected to be recognized as revenues within one-year are included as current contract liabilities while the remaining balance recognized as non-current contract liabilities.
The amount of revenue recognized that was included in the contract liabilities balance at the beginning of the year was RMB159,371, RMB364,004 and RMB321,215 for the years ended December 31, 2021, 2022 and 2023, respectively.
As of December 31, 2022 and 2023, the aggregated amounts of the transaction price allocated to the remaining performance obligation under the Group’s existing contracts are RMB603,523 and RMB341,633, respectively.
As of December 31, 2023, revenue expected to be recognized in the future related to the unsatisfied performance obligations is as follows:

Year ending December 31,	Amount
2024	207,638
2025	96,651
2026	36,835
2027	322
2028	187
The Group has elected the practical expedient not to disclose the information about remaining performance obligations which are part of contracts that have an original duration of one year or less.
Revenue information
Revenues are disaggregated as follow:
Major products/services lines:

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Sales of goods revenues	1,983,817	2,433,964	3,311,507
Automotive computing platform	1,423,548	1,690,569	2,733,964
SoC Core Modules	333,421	660,554	496,939
Automotive merchandise and other products	226,848	82,841	80,604
Software license revenues	261,265	404,469	444,830
Service revenues	533,981	723,561	909,810
Automotive computing Platform – Design and development service	306,358	468,770	677,651
Connectivity service	188,349	212,738	189,540
Other services	39,274	42,053	42,619
Total revenues	2,779,063	3,561,994	4,666,147
Timing of revenue recognition:

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Point in time	2,590,714	3,349,256	4,476,607
Over time	188,349	212,738	189,540
Total revenues	2,779,063	3,561,994	4,666,147
For the years ended December 31, 2021, 2022 and 2023, 97.1%, 98.1% and 98.9% of the Group’s revenues were generated in the PRC.